Expenses by nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses by nature [Line Items]
Raw materials used	₩ 15,924,707	₩ 13,470,586	₩ 14,626,933
Salaries	4,214,974	4,160,642	3,617,908
Employee benefits expense	468,946	447,638	382,603
Welfare and benefit expense	723,144	669,934	546,052
Insurance expense	106,091	91,500	94,546
Depreciation	9,652,219	8,873,956	8,261,751
Amortization of intangible assets	113,672	79,715	72,266
Bad debt expense	126,714	38,719	290
Commission	1,143,435	1,029,058	915,874
Advertising expense	125,436	44,351	38,583
Training expense	21,389	19,661	16,174
Vehicle maintenance expense	17,466	17,406	18,852
Publishing expense	7,920	8,258	7,105
Business promotion expense	8,673	8,313	7,650
Rental expense	186,889	173,690	186,959
Telecommunication expense	98,872	101,373	95,858
Transportation expense	9,640	5,749	6,089
Taxes and dues	486,038	511,493	453,131
Expendable supplies expense	39,725	41,502	37,146
Water, light and heating expense	40,695	35,540	36,428
Repairs and maintenance expense	2,111,420	1,971,778	1,846,090
Ordinary development expense	721,437	705,504	611,220
Travel expense	85,673	79,726	67,298
Clothing expense	13,395	13,636	9,886
Survey and analysis expense	4,359	3,875	3,661
Membership fee	9,604	9,846	7,441
Power purchase	14,264,331	10,755,739	11,428,027
Disclosure - Other selling and administrative expenses [Abstract]
Accommodation development expenses	55,799	186,896	28,134
Miscellaneous wages	32,300	31,907	43,109
Litigation and filing expenses	11,881	12,328	10,670
Compensation for damages	12,297	60,341	9,032
Outsourcing expenses	2,647	3,530	2,865
Reward expenses	2,786	3,267	2,472
Overseas market development expenses	1,876	2,177	1,541
Others	35,123	31,086	34,037
Others	4,134,846	4,819,597	4,215,169
General and administrative expenses	2,762,855	2,639,232	2,153,261
Cost of sales	52,098,855	45,549,553	45,457,729
Total expenses, by nature	54,861,710	48,188,785	47,610,990
Selling and administrative expense [Member]
Expenses by nature [Line Items]
Salaries	735,383	734,930	655,432
Employee benefits expense	71,094	72,812	61,903
Welfare and benefit expense	179,406	162,243	119,866
Insurance expense	15,414	11,513	10,636
Depreciation	190,245	169,431	102,867
Amortization of intangible assets	44,990	35,171	40,465
Bad debt expense	126,714	38,719	290
Commission	673,740	605,879	562,171
Advertising expense	114,519	34,658	30,085
Training expense	7,027	6,314	4,988
Vehicle maintenance expense	9,998	10,390	10,529
Publishing expense	3,672	3,643	3,124
Business promotion expense	3,700	3,477	3,338
Rental expense	38,380	40,020	44,905
Telecommunication expense	24,916	25,448	22,678
Transportation expense	495	596	753
Taxes and dues	48,395	46,531	55,970
Expendable supplies expense	7,731	6,834	7,272
Water, light and heating expense	10,545	9,720	9,558
Repairs and maintenance expense	63,477	75,122	74,330
Ordinary development expense	211,417	188,063	178,472
Travel expense	16,658	16,115	14,388
Clothing expense	8,410	8,273	5,751
Survey and analysis expense	698	666	590
Membership fee	1,122	1,132	1,040
Disclosure - Other selling and administrative expenses [Abstract]
Accommodation development expenses	55,799	186,896	28,134
Miscellaneous wages	32,300	31,907	43,109
Litigation and filing expenses	11,881	12,328	10,670
Compensation for damages	12,297	60,341	9,032
Outsourcing expenses	2,647	3,530	2,865
Reward expenses	2,786	3,267	2,472
Overseas market development expenses	1,876	2,177	1,541
Others	35,123	31,086	34,037
Others	154,709	331,532	131,860
General and administrative expenses	2,762,855	2,639,232	2,153,261
Total expenses, by nature	2,762,855	2,639,232	2,153,261
Cost of sales [Member]
Expenses by nature [Line Items]
Raw materials used	15,924,707	13,470,586	14,626,933
Salaries	3,479,591	3,425,712	2,962,476
Employee benefits expense	397,852	374,826	320,700
Welfare and benefit expense	543,738	507,691	426,186
Insurance expense	90,677	79,987	83,910
Depreciation	9,461,974	8,704,525	8,158,884
Amortization of intangible assets	68,682	44,544	31,801
Commission	469,695	423,179	353,703
Advertising expense	10,917	9,693	8,498
Training expense	14,362	13,347	11,186
Vehicle maintenance expense	7,468	7,016	8,323
Publishing expense	4,248	4,615	3,981
Business promotion expense	4,973	4,836	4,312
Rental expense	148,509	133,670	142,054
Telecommunication expense	73,956	75,925	73,180
Transportation expense	9,145	5,153	5,336
Taxes and dues	437,643	464,962	397,161
Expendable supplies expense	31,994	34,668	29,874
Water, light and heating expense	30,150	25,820	26,870
Repairs and maintenance expense	2,047,943	1,896,656	1,771,760
Ordinary development expense	510,020	517,441	432,748
Travel expense	69,015	63,611	52,910
Clothing expense	4,985	5,363	4,135
Survey and analysis expense	3,661	3,209	3,071
Membership fee	8,482	8,714	6,401
Power purchase	14,264,331	10,755,739	11,428,027
Disclosure - Other selling and administrative expenses [Abstract]
Others	3,980,137	4,488,065	4,083,309
Cost of sales	52,098,855	45,549,553	45,457,729
Total expenses, by nature	₩ 52,098,855	₩ 45,549,553	₩ 45,457,729